Summary of accounting policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Amortisation method, intangible assets other than goodwill	straight–line method
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Lease Transaction [Member]
Lease liabilities		$ 20.8
Right-of-use assets		$ 17.2